Trade and other payables (Details 1) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Payables [Abstract]
Payables related to capital expenditures due to Suppliers in relation to investing activities	€ 1,804	€ 1,835
Joint venture partners in exploration and production activities	264	219
Other	26	104
Other Current Payables Related To Capital Expenditures	2,094	2,158
Joint venture partners in exploration and production activities	1,968	2,057
Employees	184	180
Social security entities	84	94
Non-financial government entities	23	6
Other	708	644
Other Current Payables Related To Others	2,967	2,981
Other current payables	€ 5,061	€ 5,139